Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Schedule of future lease payments for leaseback agreement
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2019

Less than one year	22,853
Between one and five years	79,211
Total future lease payables	102,064

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2019
Less than 1 year	32,903
Between 1 and 5 years	31,870
Total future lease payments	64,773

Schedule of right-of-use assets
Right-of-use assets

(in thousands of USD)	Bare boats	Office rental	Company cars	Total

Balance at January 1, 2019	83,698	3,711	189	87,598
Additions to right-of-use assets	—	—	653	653
Depreciation charge for the year	(28,287)	(900)	(78)	(29,265)
Derecognition of right-of-use assets	—	(78)	—	(78)

Balance at December 31, 2019	55,411	2,733	764	58,908

Operating lease expenses recognized in profit and loss
Amounts recognized in profit or loss

(in thousands of USD)

2019 - Leases under IFRS 16	2019
Interest on lease liabilities	(4,811)
Depreciation right-of-use assets	(29,265)
Expenses relating to short-term leases	(103)

2018 - Operating leases under IAS 17	2018
Lease expense	(34,598)
Sub-lease income presented in 'other operating income'	846

Amounts recognized in the statement of cash flows	Amounts recognized in statement of cash flows

(in thousands of USD)	2019

Total cash outflow for leases	(30,214)
Total cash inflow for leases	1,251

Future minimum lease receivables for operating leases
The following table sets out a maturity analysis of the lease receivables related to the subleased office space, showing the undiscounted sublease payments to be received after the reporting date.

(in thousands of USD)	December 31, 2019
Less than 1 year	2,229
One to two years	2,304
Two to three years	2,335
Three to four years	1,890
Four to five years	1,689
More than 5 years	1,285
Total undiscounted lease receivables	11,776

The Group leases out some of its vessels under time charter agreements. The future undiscounted lease payments to be received are as follows:

(in thousands of USD)	December 31, 2019
Less than 1 year	184,157
Between 1 and 5 years	344,796
More than 5 years	27,362
Total future lease receivables	556,359